Leases - Additional information (Details) ₽ in Millions	12 Months Ended
Dec. 31, 2019 RUB (₽)
Leases
Expense relating to short-term leases	₽ 198
Future minimum lease rentals under non-cancellable operating lease commitments for short term lease	₽ 32
Maximum
Leases
Average life of lease	6 years